Quarterly portfolio holdings
John Hancock
Strategic Income Opportunities Fund
Fixed income
May 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 5-31-25 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 10.6%					$286,129,439
(Cost $312,057,339)
U.S. Government 4.2%					112,444,071
U.S. Treasury
Bond	2.000	02-15-50		10,970,000	6,282,039
Bond	2.375	02-15-42		1,770,000	1,260,918
Bond	2.750	11-15-42		10,200,000	7,608,563
Bond	3.000	02-15-49		47,640,000	34,308,238
Bond	3.000	08-15-52		1,430,000	1,008,318
Bond	3.625	02-15-53		8,040,000	6,421,008
Note	1.500	01-31-27		2,853,000	2,740,217
Note	2.625	05-31-27		1,420,000	1,385,055
Note	2.750	08-15-32		28,215,000	25,703,204
Note	3.500	02-15-33		27,015,000	25,726,511
U.S. Government Agency 6.4%					173,685,368
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.500	02-01-55		7,885,828	7,878,276
30 Yr Pass Thru	6.000	10-01-54		5,505,149	5,633,823
30 Yr Pass Thru	6.000	11-01-54		6,682,268	6,777,897
30 Yr Pass Thru	6.000	01-01-55		11,423,280	11,553,736
30 Yr Pass Thru	6.000	02-01-55		8,264,637	8,440,376
Federal National Mortgage Association
30 Yr Pass Thru	5.500	02-01-54		6,851,450	6,808,491
30 Yr Pass Thru	5.500	03-01-54		10,480,075	10,456,939
30 Yr Pass Thru	5.500	04-01-54		19,489,050	19,354,671
30 Yr Pass Thru	5.500	10-01-54		15,064,228	15,026,265
30 Yr Pass Thru	5.500	10-01-54		7,174,970	7,145,677
30 Yr Pass Thru	5.500	11-01-54		7,868,410	7,860,876
30 Yr Pass Thru	5.500	12-01-54		13,873,195	13,864,245
30 Yr Pass Thru	5.500	01-01-55		9,628,126	9,633,950
30 Yr Pass Thru	5.500	01-01-55		8,783,964	8,797,512
30 Yr Pass Thru	5.500	01-01-55		8,551,233	8,484,254
30 Yr Pass Thru	6.000	01-01-55		7,284,409	7,438,735
Government National Mortgage Association
30 Yr Pass Thru	4.000	08-20-52		3,310,944	3,050,652
30 Yr Pass Thru	4.000	10-20-52		3,914,329	3,613,941
30 Yr Pass Thru	4.000	11-20-52		3,943,654	3,629,924
30 Yr Pass Thru	4.500	08-20-52		1,802,050	1,716,400
30 Yr Pass Thru	4.500	09-20-52		2,010,783	1,915,212

30 Yr Pass Thru	4.500	12-20-52		4,833,236	4,603,516
Foreign government obligations 20.6%					$552,678,603
(Cost $572,503,952)
Australia 3.0%					79,434,227
Airservices Australia	2.200	05-15-30	AUD	9,030,000	5,265,671
Airservices Australia	5.400	11-15-28	AUD	10,400,000	6,983,188
New South Wales Treasury Corp.	2.250	05-07-41	AUD	8,685,000	3,738,914
New South Wales Treasury Corp.	4.750	09-20-35	AUD	12,090,000	7,699,772
Queensland Treasury Corp. (A)	2.250	11-20-41	AUD	8,435,000	3,527,873
Queensland Treasury Corp. (A)	3.250	05-21-35	EUR	3,530,000	4,040,427
Queensland Treasury Corp. (A)	4.500	08-22-35	AUD	15,360,000	9,500,160
Queensland Treasury Corp. (A)	5.250	07-21-36	AUD	15,240,000	9,931,664
South Australian Government Financing Authority	1.750	05-24-34	AUD	9,810,000	4,917,805
Treasury Corp. of Victoria	2.250	11-20-34	AUD	5,885,000	3,023,358
Treasury Corp. of Victoria	4.250	12-20-32	AUD	8,230,000	5,209,566
Treasury Corp. of Victoria	4.750	09-15-36	AUD	19,120,000	11,911,131
Treasury Corp. of Victoria	5.000	11-20-40	AUD	6,040,000	3,684,698
2	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Austria 0.1%					$3,608,735
Republic of Austria (A)	2.900	02-20-33	EUR	3,130,000	3,608,735
Brazil 1.7%					44,553,618
Federative Republic of Brazil	10.000	01-01-27	BRL	258,270,000	44,553,618
Canada 2.2%					59,108,253
CDP Financial, Inc.	4.200	12-02-30	CAD	5,255,000	4,015,718
CPPIB Capital, Inc. (A)	2.250	12-01-31	CAD	4,395,000	3,002,569
Government of Canada	0.500	12-01-30	CAD	1,835,000	1,176,039
Government of Canada	3.500	09-01-29	CAD	4,885,000	3,663,421
Government of Canada	4.500	02-01-26	CAD	170,000	125,395
OMERS Finance Trust	3.250	01-28-35	EUR	2,480,000	2,823,117
OMERS Finance Trust (A)(B)	4.750	03-26-31		3,040,000	3,097,073
Ontario Teachers’ Finance Trust (A)	2.000	04-16-31		9,405,000	8,256,110
Province of British Columbia	4.200	07-06-33		5,505,000	5,336,582
Province of Ontario	1.350	12-02-30	CAD	15,930,000	10,559,059
Province of Ontario	3.100	01-31-34	EUR	4,245,000	4,833,447
Province of Ontario	3.450	06-02-45	CAD	7,670,000	4,914,702
Province of Quebec	4.500	09-08-33		7,382,000	7,305,021
China 0.2%					4,140,606
People’s Republic of China	2.690	08-12-26	CNY	29,350,000	4,140,606
Finland 0.3%					9,191,752
Republic of Finland (A)	3.000	09-15-33	EUR	7,950,000	9,191,752
Germany 0.4%					11,328,953
Federal Republic of Germany	2.200	02-15-34	EUR	5,100,000	5,691,205
Federal Republic of Germany, Zero Coupon	0.000	02-15-31	EUR	3,025,000	3,047,606
Federal Republic of Germany, Zero Coupon	0.000	05-15-35	EUR	2,930,000	2,590,142
India 1.2%					32,826,839
Export-Import Bank of India (A)	3.875	02-01-28		4,745,000	4,631,679
Republic of India	5.220	06-15-25	INR	302,520,000	3,534,479
Republic of India	6.100	07-12-31	INR	190,250,000	2,233,610
Republic of India	6.450	10-07-29	INR	249,710,000	2,983,269
Republic of India	7.100	04-18-29	INR	1,311,740,000	15,942,558
Republic of India	7.380	06-20-27	INR	290,380,000	3,501,244
Indonesia 3.0%					81,202,983
Republic of Indonesia	1.100	03-12-33	EUR	2,709,000	2,516,691
Republic of Indonesia	3.050	03-12-51		5,655,000	3,628,515
Republic of Indonesia	5.125	04-15-27	IDR	42,431,000,000	2,536,445
Republic of Indonesia	6.375	08-15-28	IDR	198,110,000,000	12,183,283
Republic of Indonesia	6.375	04-15-32	IDR	215,083,000,000	12,998,752
Republic of Indonesia	6.500	07-15-30	IDR	114,639,000,000	7,046,699
Republic of Indonesia	6.500	02-15-31	IDR	234,014,000,000	14,272,811
Republic of Indonesia	6.625	05-15-33	IDR	84,156,000,000	5,051,677
Republic of Indonesia	6.625	02-15-34	IDR	73,967,000,000	4,480,164
Republic of Indonesia	7.500	06-15-35	IDR	61,272,000,000	3,923,497
Republic of Indonesia	8.375	09-15-26	IDR	55,482,000,000	3,505,615
Republic of Indonesia	8.750	05-15-31	IDR	98,845,000,000	6,700,484
Republic of Indonesia	9.000	03-15-29	IDR	35,359,000,000	2,358,350
Japan 1.0%					27,073,414
Government of Japan	2.100	12-20-25	JPY	3,861,600,000	27,073,414
Netherlands 0.2%					6,646,559
BNG Bank NV	3.300	07-17-28	AUD	10,455,000	6,646,559
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date		Par value^	Value
New Zealand 2.5%					$66,102,121
Government of New Zealand	1.750	05-15-41	NZD	17,320,000	6,678,250
Government of New Zealand	2.000	05-15-32	NZD	10,550,000	5,449,063
Government of New Zealand	3.500	04-14-33	NZD	14,300,000	8,052,177
Government of New Zealand	4.250	05-15-34	NZD	31,975,000	18,811,127
Government of New Zealand	4.250	05-15-36	NZD	5,207,000	3,008,247
Government of New Zealand	4.500	05-15-35	NZD	18,510,000	11,020,298
New Zealand Local Government Funding Agency	2.250	05-15-31	NZD	13,600,000	7,170,236
New Zealand Local Government Funding Agency	3.500	04-14-33	NZD	5,046,000	2,753,608
New Zealand Local Government Funding Agency	4.700	08-01-28	AUD	4,785,000	3,159,115
Norway 1.2%					32,259,570
City of Oslo	3.990	06-11-29	NOK	83,000,000	8,023,888
Kingdom of Norway (A)	2.125	05-18-32	NOK	165,505,000	14,498,484
Kingdom of Norway (A)	3.000	08-15-33	NOK	32,715,000	2,997,382
Kingdom of Norway (A)	3.750	06-12-35	NOK	41,715,000	4,007,346
Kommunalbanken AS	4.250	07-16-25	AUD	4,238,000	2,732,470
Philippines 2.3%					60,740,987
Republic of the Philippines	0.875	05-17-27	EUR	10,620,000	11,636,072
Republic of the Philippines	6.125	08-22-28	PHP	279,960,000	5,064,483
Republic of the Philippines	6.250	02-28-29	PHP	430,000,000	7,831,558
Republic of the Philippines	6.250	01-14-36	PHP	235,000,000	4,102,583
Republic of the Philippines	6.375	07-27-30	PHP	754,970,000	13,832,256
Republic of the Philippines	6.375	04-28-35	PHP	127,950,000	2,312,242
Republic of the Philippines	6.500	05-19-29	PHP	307,810,000	5,638,909
Republic of the Philippines	6.750	09-15-32	PHP	381,080,000	7,098,227
Republic of the Philippines	8.000	09-30-35	PHP	160,300,000	3,224,657
Qatar 0.2%					4,665,864
State of Qatar (A)	4.817	03-14-49		5,250,000	4,665,864
Singapore 0.3%					7,624,734
Republic of Singapore	3.375	09-01-33	SGD	9,155,000	7,624,734
United Arab Emirates 0.1%					2,721,079
Government of Abu Dhabi (A)	3.875	04-16-50		3,590,000	2,721,079
United Kingdom 0.7%					19,448,309
Government of the United Kingdom	3.250	01-31-33	GBP	4,465,000	5,563,751
Government of the United Kingdom	4.125	07-22-29	GBP	4,725,000	6,377,570

Government of the United Kingdom	4.375	07-31-54	GBP	6,525,000	7,506,988
Corporate bonds 46.2%					$1,240,336,316
(Cost $1,296,944,151)
Communication services 3.8%					101,756,354
Diversified telecommunication services 0.3%
Cellnex Finance Company SA	2.000	09-15-32	EUR	4,000,000	4,100,146
NBN Company, Ltd.	5.350	03-06-35	AUD	5,770,000	3,775,317
Entertainment 0.3%
WMG Acquisition Corp. (A)(B)	3.000	02-15-31		10,080,000	9,028,762
Interactive media and services 0.3%
Alphabet, Inc.	3.000	05-06-33	EUR	4,633,000	5,243,439
Match Group Holdings II LLC (A)	4.125	08-01-30		3,005,000	2,773,350
Media 1.8%
Charter Communications Operating LLC	2.800	04-01-31		285,000	250,245
Charter Communications Operating LLC	5.125	07-01-49		11,630,000	9,357,103
Charter Communications Operating LLC	5.750	04-01-48		4,775,000	4,190,146
News Corp. (A)	3.875	05-15-29		12,265,000	11,632,117
Sirius XM Radio LLC (A)	4.125	07-01-30		10,585,000	9,617,200
4	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Virgin Media Secured Finance PLC (A)	4.500	08-15-30		4,360,000	$4,025,852
Virgin Media Secured Finance PLC (A)	5.500	05-15-29		9,685,000	9,422,001
Wireless telecommunication services 1.1%
T-Mobile USA, Inc.	2.700	03-15-32		3,420,000	2,972,144
T-Mobile USA, Inc.	2.875	02-15-31		2,415,000	2,173,335
T-Mobile USA, Inc.	3.500	04-15-31		5,485,000	5,096,648
Vmed O2 UK Financing I PLC (A)	4.250	01-31-31		11,280,000	10,208,480
Vmed O2 UK Financing I PLC (A)	4.500	07-15-31	GBP	4,190,000	5,015,266
Vmed O2 UK Financing I PLC (A)	5.625	04-15-32	EUR	2,455,000	2,874,803
Consumer discretionary 4.4%					118,674,142
Automobiles 1.4%
Ford Motor Company	3.250	02-12-32		29,333,000	24,205,802
Ford Motor Credit Company LLC	2.900	02-16-28		2,125,000	1,965,962
Ford Motor Credit Company LLC	4.000	11-13-30		1,780,000	1,585,197
Ford Motor Credit Company LLC	5.625	10-09-28	GBP	4,820,000	6,419,540
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (C)	5.700	09-30-30		2,637,000	2,529,696
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (C)	6.500	09-30-28		2,076,000	2,024,587
Hotels, restaurants and leisure 3.0%
Carnival Corp. (A)	5.750	01-15-30	EUR	3,610,000	4,401,201
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		3,145,000	2,799,207
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		5,885,000	5,768,175
NCL Corp., Ltd. (A)	6.750	02-01-32		5,785,000	5,786,077
New Red Finance, Inc. (A)	3.500	02-15-29		8,757,000	8,257,981
New Red Finance, Inc. (A)	3.875	01-15-28		6,768,000	6,551,116
Royal Caribbean Cruises, Ltd. (A)	6.000	02-01-33		9,713,000	9,747,864
Travel + Leisure Company (A)	4.500	12-01-29		6,877,000	6,534,544
Yum! Brands, Inc.	3.625	03-15-31		14,945,000	13,584,981
Yum! Brands, Inc.	4.625	01-31-32		5,115,000	4,850,479
Yum! Brands, Inc. (A)	4.750	01-15-30		11,925,000	11,661,733
Consumer staples 2.9%					78,240,973
Beverages 0.2%
Becle SAB de CV (A)	2.500	10-14-31		6,350,000	5,224,009
Consumer staples distribution and retail 0.1%
Performance Food Group, Inc. (A)	4.250	08-01-29		3,815,000	3,636,202
Food products 2.6%
Bimbo Bakeries USA, Inc. (A)	5.375	01-09-36		8,760,000	8,444,260
Darling Ingredients, Inc. (A)	6.000	06-15-30		10,535,000	10,552,685
JBS USA LUX SA	3.625	01-15-32		4,635,000	4,166,754
JBS USA LUX SA	5.750	04-01-33		2,157,000	2,184,912
Kraft Heinz Foods Company	4.375	06-01-46		11,400,000	8,999,656
Kraft Heinz Foods Company	6.875	01-26-39		3,215,000	3,470,840
Kraft Heinz Foods Company (A)	7.125	08-01-39		3,575,000	3,941,305
MARB BondCo PLC (A)	3.950	01-29-31		7,961,000	7,004,729
Mars, Inc. (A)	5.200	03-01-35		6,790,000	6,764,530
NBM US Holdings, Inc. (A)	7.000	05-14-26		492,000	492,518
Post Holdings, Inc. (A)	4.500	09-15-31		1,720,000	1,568,329
Post Holdings, Inc. (A)	5.500	12-15-29		1,545,000	1,525,816
Post Holdings, Inc. (A)	6.375	03-01-33		10,340,000	10,264,428
Energy 7.9%					213,142,191
Oil, gas and consumable fuels 7.9%
Aker BP ASA (A)	5.125	10-01-34		5,735,000	5,378,846
Cenovus Energy, Inc.	3.500	02-07-28	CAD	3,910,000	2,840,238
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Cenovus Energy, Inc.	5.400	06-15-47		5,678,000	$4,885,934
Cenovus Energy, Inc.	6.750	11-15-39		17,108,000	18,019,820
Cheniere Energy Partners LP	4.000	03-01-31		13,390,000	12,546,348
Civitas Resources, Inc. (A)(B)	8.750	07-01-31		7,360,000	7,195,915
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33		4,860,000	5,002,433
Continental Resources, Inc. (A)	2.875	04-01-32		15,084,000	12,339,247
Continental Resources, Inc. (A)	5.750	01-15-31		8,031,000	7,995,161
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%)	7.200	06-27-54		5,475,000	5,500,197
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		6,970,000	7,563,279
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (C)	7.125	05-15-30		7,685,000	7,718,030
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54		7,575,000	7,940,032
EQT Corp. (A)	3.625	05-15-31		15,165,000	13,828,998
EQT Corp.	5.750	02-01-34		2,710,000	2,728,085
Long Ridge Energy LLC (A)(B)	8.750	02-15-32		3,185,000	3,209,814
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31		5,454,828	4,268,403
Occidental Petroleum Corp.	6.125	01-01-31		5,050,000	5,141,259
Occidental Petroleum Corp.	6.450	09-15-36		1,400,000	1,375,796
Occidental Petroleum Corp.	6.625	09-01-30		8,955,000	9,325,862
Occidental Petroleum Corp.	7.500	05-01-31		2,835,000	3,051,532
Ovintiv, Inc.	6.500	08-15-34		7,955,000	7,972,180
Ovintiv, Inc.	6.500	02-01-38		5,025,000	4,896,015
Petrorio Luxembourg Holding Sarl (A)	6.125	06-09-26		4,445,000	4,480,729
QatarEnergy (A)	2.250	07-12-31		6,285,000	5,471,206
QatarEnergy (A)	3.300	07-12-51		2,295,000	1,504,028
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%) (A)	7.500	03-01-55		3,885,000	3,874,011
TransCanada PipeLines, Ltd.	4.100	04-15-30		6,875,000	6,658,963
TransCanada PipeLines, Ltd. (7.000% to 6-1-30, then 5 Year CMT + 2.614%)	7.000	06-01-65		4,655,000	4,609,044
Transcanada Trust (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%)	5.600	03-07-82		6,040,000	5,680,154
Var Energi ASA (A)	6.500	05-22-35		5,930,000	5,986,335
Var Energi ASA (A)	7.500	01-15-28		3,040,000	3,195,157
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(C)	9.000	09-30-29		9,140,000	8,620,579
Western Midstream Operating LP	4.050	02-01-30		2,460,000	2,338,561
Financials 10.5%					282,003,598
Banks 8.5%
Asian Development Bank	3.625	01-22-29	NOK	41,000,000	3,950,175
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (C)	6.625	05-01-30		12,480,000	12,677,783
Bank of Montreal (7.300% to 11-26-34, then 5 Year CMT + 3.010%)	7.300	11-26-84		15,330,000	15,342,126
Bank of Montreal (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%)	7.325	11-26-82	CAD	11,015,000	8,382,428
Barclays PLC (7.625% to 9-15-35, then 5 Year SOFR ICE Swap Rate + 3.686%) (C)	7.625	03-15-35		6,767,000	6,685,066
BNP Paribas SA (7.375% to 9-10-34, then 5 Year CMT + 3.535%) (A)(C)	7.375	09-10-34		4,940,000	4,972,411
Connectone Bancorp, Inc. (8.125% to 6-1-30, then 3 month CME Term SOFR + 4.415%)	8.125	06-01-35		4,710,000	4,721,775
European Investment Bank	0.250	01-20-32	EUR	510,000	497,359
European Investment Bank	1.250	02-17-27	NOK	16,180,000	1,515,926
First Citizens BancShares, Inc. (6.254% to 3-12-35, then 5 Year CMT + 1.970%)	6.254	03-12-40		7,265,000	7,007,245
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31		8,465,000	8,513,652
Five Star Bancorp (6.000% to 9-1-27, then Overnight SOFR + 3.290%) (A)	6.000	09-01-32		2,220,000	2,112,514
HSBC Holdings PLC (Overnight SOFR + 1.570%) (D)	5.913	05-13-31		10,630,000	10,676,241
HSBC Holdings PLC (6.950% to 2-27-32, then 5 Year CMT + 2.635%) (C)	6.950	08-27-31		9,000,000	8,948,832
Inter-American Development Bank	2.700	01-29-26	AUD	512,000	327,715
Inter-American Development Bank	2.750	10-30-25	AUD	4,210,000	2,701,091
International Bank for Reconstruction & Development	1.200	08-08-34	EUR	12,090,000	11,870,320
International Bank for Reconstruction & Development	1.250	03-16-26	NOK	18,880,000	1,804,987
6	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
International Development Association	1.750	02-17-27	NOK	17,630,000	$1,657,978
International Finance Corp.	0.375	09-10-25	NZD	6,600,000	3,911,310
Nordic Investment Bank	4.000	11-04-26	NOK	17,000,000	1,657,258
Popular, Inc.	7.250	03-13-28		6,295,000	6,617,499
Provident Financial Services, Inc. (9.000% to 5-15-29, then 3 month CME Term SOFR + 4.765%)	9.000	05-15-34		4,735,000	4,876,801
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (C)	4.200	02-24-27	CAD	16,420,000	10,584,011
Royal Bank of Canada (6.350% to 11-24-34, then 5 Year CMT + 2.257%)	6.350	11-24-84		6,325,000	5,943,410
Royal Bank of Canada (7.500% to 5-2-29, then 5 Year CMT + 2.887%)	7.500	05-02-84		13,195,000	13,717,416
Societe Generale SA (8.125% to 5-21-30, then 5 Year CMT + 3.790%) (A)(C)	8.125	11-21-29		10,945,000	11,004,738
South State Bank NA (8.375% to 11-15-29, then 3 month CME Term SOFR + 4.605%)	8.375	08-15-34		3,010,000	2,996,622
The Asian Infrastructure Investment Bank	0.200	12-15-25	GBP	3,785,000	4,989,410
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		8,095,000	8,528,277
The Toronto-Dominion Bank	2.667	09-09-25	CAD	8,619,000	6,276,197
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		9,385,000	9,829,201
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (C)	3.700	01-15-27		4,051,000	3,860,785
Webster Financial Corp. (3.875% to 11-1-25, then 3 month CME Term SOFR + 3.690%)	3.875	11-01-30		5,470,000	5,364,380
Wells Fargo & Company (3.900% to 7-22-31, then 3 month EURIBOR + 1.220%)	3.900	07-22-32	EUR	4,280,000	4,994,139
Western Alliance Bancorp (3.000% to 6-15-26, then 3 month CME Term SOFR + 2.250%)	3.000	06-15-31		9,030,000	8,336,857
Capital markets 1.2%
MSCI, Inc. (A)	3.625	09-01-30		11,030,000	10,216,347
MSCI, Inc. (A)	3.625	11-01-31		6,125,000	5,559,887
MSCI, Inc. (A)	3.875	02-15-31		4,370,000	4,069,175
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (A)(C)	7.000	02-10-30		5,615,000	5,559,030
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (A)(C)	7.125	08-10-34		7,540,000	7,398,455
Financial services 0.2%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	5,515,000	5,046,083
Insurance 0.6%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		15,170,000	16,300,686
Health care 2.2%					57,923,628
Health care providers and services 2.0%
Centene Corp.	2.500	03-01-31		6,505,000	5,523,251
Centene Corp.	3.000	10-15-30		10,010,000	8,805,558
Centene Corp.	3.375	02-15-30		8,650,000	7,883,607
Centene Corp.	4.625	12-15-29		1,835,000	1,767,107
HCA, Inc.	3.500	09-01-30		13,321,000	12,425,036
HCA, Inc.	5.600	04-01-34		11,905,000	11,971,224
Rede D’Or Finance Sarl (A)	4.500	01-22-30		3,469,000	3,266,863
Rede D’Or Finance Sarl (A)	4.950	01-17-28		2,131,000	2,106,265
Pharmaceuticals 0.2%
Allergan Funding SCS	2.625	11-15-28	EUR	3,795,000	4,174,717
Industrials 4.4%					118,813,760
Aerospace and defense 1.4%
Airbus SE	1.625	06-09-30	EUR	1,210,000	1,306,693
DAE Funding LLC (A)	3.375	03-20-28		3,555,000	3,406,208
The Boeing Company	5.150	05-01-30		13,800,000	13,920,986
The Boeing Company	5.805	05-01-50		5,275,000	4,939,670
TransDigm, Inc. (A)	7.125	12-01-31		13,050,000	13,499,586
Building products 0.1%
Johnson Controls International PLC	0.375	09-15-27	EUR	1,915,000	2,077,027
Ground transportation 0.3%
Indian Railway Finance Corp., Ltd. (A)	3.249	02-13-30		6,160,000	5,722,749
Uber Technologies, Inc.	4.800	09-15-34		3,235,000	3,121,695
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Machinery 0.5%
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60		14,975,000	$14,522,092
Passenger airlines 0.9%
American Airlines, Inc. (A)	5.750	04-20-29		12,570,000	12,343,459
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	06-10-28		2,696,934	2,528,225
JetBlue Airways Corp. (A)(B)	9.875	09-20-31		6,710,000	6,637,302
United Airlines, Inc. (A)	4.625	04-15-29		2,410,000	2,289,143
Professional services 0.1%
CACI International, Inc. (A)	6.375	06-15-33		3,745,000	3,817,803
Trading companies and distributors 1.1%
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%)	6.500	01-31-56		4,745,000	4,677,051
AerCap Ireland Capital DAC (6.950% to 3-10-30, then 5 Year CMT + 2.720%)	6.950	03-10-55		6,920,000	7,097,890
Air Lease Corp. (4.125% to 12-15-26, then 5 Year CMT + 3.149%) (C)	4.125	12-15-26		5,080,000	4,895,347
United Rentals North America, Inc.	3.875	02-15-31		8,205,000	7,570,680
United Rentals North America, Inc.	4.000	07-15-30		4,730,000	4,440,154
Information technology 0.8%					22,022,949
IT services 0.5%
CoreWeave, Inc. (A)	9.250	06-01-30		11,135,000	11,122,508
Gartner, Inc. (A)	3.750	10-01-30		4,190,000	3,913,555
Technology hardware, storage and peripherals 0.3%
CDW LLC	3.569	12-01-31		1,026,000	930,293
Dell International LLC	8.350	07-15-46		4,893,000	6,056,593
Materials 3.2%					85,644,019
Chemicals 0.2%
Braskem Netherlands Finance BV (A)	4.500	01-31-30		2,749,000	2,254,232
Braskem Netherlands Finance BV (A)(B)	5.875	01-31-50		4,915,000	3,254,875
Construction materials 0.2%
Quikrete Holdings, Inc. (A)	6.375	03-01-32		2,705,000	2,748,705
Quikrete Holdings, Inc. (A)	6.750	03-01-33		2,402,000	2,437,420
Containers and packaging 1.0%
Ardagh Metal Packaging Finance USA LLC (A)	3.250	09-01-28		3,830,000	3,522,219
Ball Corp.	2.875	08-15-30		13,640,000	12,089,200
Ball Corp.	6.875	03-15-28		7,260,000	7,435,547
Sealed Air Corp. (A)	5.000	04-15-29		3,525,000	3,460,986
Metals and mining 1.8%
Cleveland-Cliffs, Inc. (A)	6.750	04-15-30		13,087,000	11,748,506
Cleveland-Cliffs, Inc. (A)	7.375	05-01-33		9,975,000	8,566,748
Corp. Nacional del Cobre de Chile (A)	4.875	11-04-44		3,955,000	3,218,035
Corp. Nacional del Cobre de Chile (A)	6.440	01-26-36		4,847,000	4,961,397
Freeport-McMoRan, Inc.	4.625	08-01-30		2,440,000	2,395,561
Freeport-McMoRan, Inc.	5.400	11-14-34		2,835,000	2,826,801
Freeport-McMoRan, Inc.	5.450	03-15-43		15,945,000	14,723,787
Real estate 2.4%					63,155,500
Hotel and resort REITs 0.2%
Host Hotels & Resorts LP	3.375	12-15-29		2,785,000	2,578,210
Host Hotels & Resorts LP	3.500	09-15-30		1,785,000	1,625,949
Residential REITs 0.1%
BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (A)(C)	9.500	03-30-30		2,111,000	2,107,899
Specialized REITs 2.1%
American Tower Corp.	4.625	05-16-31	EUR	2,410,000	2,931,892
American Tower Trust I (A)	5.490	03-15-28		6,120,000	6,197,578
SBA Communications Corp.	3.125	02-01-29		8,390,000	7,805,187
8	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Real estate (continued)
Specialized REITs (continued)
SBA Communications Corp.	3.875	02-15-27		9,890,000	$9,696,803
SBA Tower Trust (A)	6.599	01-15-28		6,770,000	6,941,362
VICI Properties LP (A)	4.125	08-15-30		7,545,000	7,114,441
VICI Properties LP (A)	4.625	12-01-29		3,320,000	3,220,023
VICI Properties LP	5.125	05-15-32		6,525,000	6,393,756
VICI Properties LP	5.625	04-01-35		6,620,000	6,542,400
Utilities 3.7%					98,959,202
Electric utilities 1.8%
American Electric Power Company, Inc. (6.950% to 12-15-34, then 5 Year CMT + 2.675%)	6.950	12-15-54		11,590,000	11,851,227
Duke Energy Corp. (6.450% to 9-1-34, then 5 Year CMT + 2.588%)	6.450	09-01-54		1,840,000	1,858,745
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		10,695,000	10,747,534
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54		3,465,000	3,542,550
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55		9,050,000	9,039,306
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55		3,610,000	3,635,714
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55		6,245,000	6,346,893
Independent power and renewable electricity producers 0.8%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55		22,635,000	22,814,088
Multi-utilities 1.1%
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%)	6.500	06-01-55		2,665,000	2,629,943
Dominion Energy, Inc. (6.625% to 5-15-35, then 5 Year CMT + 2.207%)	6.625	05-15-55		6,045,000	6,052,068
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55		5,175,000	5,360,894
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54		6,855,000	7,203,405
E.ON SE	0.625	11-07-31	EUR	3,595,000	3,530,647

Sempra (6.550% to 4-1-35, then 5 Year CMT + 2.138%)	6.550	04-01-55		4,645,000	4,346,188
Convertible bonds 1.6%					$43,908,360
(Cost $40,265,488)
Consumer discretionary 0.4%					11,529,973
Hotels, restaurants and leisure 0.2%
Marriott Vacations Worldwide Corp.	3.250	12-15-27		5,605,000	5,207,045
Specialty retail 0.2%
Burlington Stores, Inc.	1.250	12-15-27		4,965,000	6,322,928
Utilities 1.2%					32,378,387
Electric utilities 0.6%
The Southern Company (A)	3.250	06-15-28		4,300,000	4,287,100
The Southern Company	4.500	06-15-27		6,450,000	7,029,539
TXNM Energy, Inc. (A)	5.750	06-01-54		4,520,000	5,842,100
Multi-utilities 0.3%
CenterPoint Energy, Inc.	4.250	08-15-26		7,595,000	8,343,108
Water utilities 0.3%

American Water Capital Corp.	3.625	06-15-26		6,795,000	6,876,540

Term loans (E) 9.9%					$264,910,399
(Cost $266,555,273)
Communication services 0.5%					12,970,379
Entertainment 0.5%
Delta 2 Lux Sarl, 2024 Term Loan B1 (3 month CME Term SOFR + 2.000%)	6.299	09-30-31		3,617,000	3,615,192
Delta 2 Lux Sarl, 2024 Term Loan B2 (F)	TBD	09-30-31		1,809,000	1,808,096
UFC Holdings LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.250%)	6.571	11-21-31		7,531,125	7,547,091
Consumer discretionary 2.8%					74,897,523
Automobile components 0.4%
Clarios Global LP, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	7.077	01-28-32		10,785,000	10,747,900
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 1.8%
Aramark Services, Inc., 2024 Term Loan B7 (1 month CME Term SOFR + 2.000%)	6.327	04-06-28	1,614,000	$1,616,018
Aramark Services, Inc., 2024 Term Loan B8 (1 month CME Term SOFR + 2.000%)	6.327	06-22-30	6,449,798	6,451,152
Carnival Corp., 2025 Term Loan (2027) (1 month CME Term SOFR + 2.000%)	6.325	08-08-27	1,823,612	1,821,898
Carnival Corp., 2025 Term Loan (2028) (1 month CME Term SOFR + 2.000%)	6.325	10-18-28	3,500,000	3,494,750
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%)	6.075	11-08-30	6,445,000	6,464,206
KFC Holding Company, 2021 Term Loan B (1 month CME Term SOFR + 1.750%)	6.191	03-15-28	4,837,150	4,867,382
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%)	6.077	09-20-30	12,275,475	12,220,236
Travel + Leisure Company, 2024 Term Loan B (1 month CME Term SOFR + 2.500%)	6.827	12-14-29	10,415,388	10,369,872
Specialty retail 0.6%
Great Outdoors Group LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.577	01-23-32	17,005,663	16,844,109
Consumer staples 0.5%				13,101,548
Personal care products 0.5%
Opal US LLC, USD Term Loan B (F)	TBD	04-28-32	13,095,000	13,101,548
Energy 0.5%				13,155,766
Oil, gas and consumable fuels 0.5%
Hilcorp Energy I LP, Term Loan B (1 month CME Term SOFR + 2.000%)	6.333	02-11-30	7,015,000	6,994,516
Long Ridge Energy LLC, Term Loan B (1 month CME Term SOFR + 4.500%)	8.827	02-19-32	6,360,000	6,161,250
Health care 0.9%				22,774,140
Health care equipment and supplies 0.6%
Medline Borrower LP, 2024 USD Add-on Term Loan B (1 month CME Term SOFR + 2.250%)	6.577	10-23-28	14,419,221	14,402,495
Pharmaceuticals 0.3%
Bausch Health Companies, Inc., 2025 Term Loan B (1 month CME Term SOFR + 6.250%)	10.587	10-08-30	7,105,000	6,732,982
Organon & Company, 2024 USD Term Loan (1 month CME Term SOFR + 2.250%)	6.573	05-19-31	1,685,000	1,638,663
Industrials 2.7%				73,077,226
Aerospace and defense 0.2%
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%)	6.799	02-28-31	2,484,397	2,483,577
TransDigm, Inc., 2024 Term Loan (3 month CME Term SOFR + 2.500%)	6.799	01-19-32	2,103,053	2,101,644
TransDigm, Inc., 2024 Term Loan K (3 month CME Term SOFR + 2.750%)	7.049	03-22-30	1,148,400	1,151,030
Commercial services and supplies 0.2%
Clean Harbors, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	6.077	10-09-28	5,465,754	5,508,113
Construction and engineering 0.3%
AECOM, 2024 Term Loan (1 month CME Term SOFR + 1.750%)	6.077	04-18-31	7,793,077	7,839,368
Passenger airlines 1.0%
AAdvantage Loyalty IP, Ltd., 2025 Term Loan (3 month CME Term SOFR + 2.250%)	6.522	04-20-28	2,226,875	2,201,266
AAdvantage Loyalty IP, Ltd., 2025 Term Loan B (F)	TBD	05-07-32	6,360,000	6,382,514
AS Mileage Plan IP, Ltd., Term Loan B (3 month CME Term SOFR + 2.000%)	6.269	10-15-31	4,477,500	4,483,097
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	9.055	08-27-29	8,210,740	7,974,681
United Airlines, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 2.000%)	6.275	02-22-31	7,214,442	7,227,067
Professional services 0.4%
CACI International, Inc., Term Loan B (1 month CME Term SOFR + 1.750%)	6.074	10-30-31	10,037,475	10,043,799
Trading companies and distributors 0.4%
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%)	8.330	01-17-32	7,785,000	7,528,095
United Rentals North America, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	6.077	02-14-31	4,015,785	4,048,433
Transportation infrastructure 0.2%
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.000%)	6.327	10-31-31	2,975,804	2,973,513
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (1 month CME Term SOFR + 2.000%)	6.327	10-31-31	1,131,901	1,131,029
10	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology 0.9%				$23,080,557
IT services 0.3%
Kaseya, Inc., 2025 1st Lien Term Loan B (1 month CME Term SOFR + 3.250%)	7.577	03-20-32	7,130,000	7,124,938
Software 0.6%
Clearwater Analytics LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	6.529	04-21-32	6,680,000	6,680,000
Cloud Software Group, Inc., 2024 USD Term Loan (3 month CME Term SOFR + 3.750%)	8.049	03-21-31	9,303,250	9,275,619
Materials 0.8%				22,732,345
Construction materials 0.5%
Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.577	02-10-32	15,200,000	15,124,000
Containers and packaging 0.3%
Clydesdale Acquisition Holdings, Inc., 2025 Delayed Draw Term Loan (3 month CME Term SOFR + 3.250%)	7.492	04-01-32	4,022	3,988
Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B (3 month CME Term SOFR + 3.250%)	7.492	04-01-32	7,667,847	7,604,357
Utilities 0.3%				9,120,915
Electric utilities 0.3%

NRG Energy, Inc., 2024 Term Loan (1 and 3 month CME Term SOFR + 1.750%)	6.030	04-16-31	9,121,827	9,120,915

Collateralized mortgage obligations 6.2%				$166,244,815
(Cost $165,159,838)
Commercial and residential 3.1%				81,957,297
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(G)	3.805	01-25-49	2,050,970	1,992,075
BOCA Commercial Mortgage Trust
Series 2024-BOCA, Class A (1 month CME Term SOFR + 1.921%) (A)(D)	6.249	08-15-41	4,145,000	4,151,477
BX Commercial Mortgage Trust
Series 2021-CIP, Class A (1 month CME Term SOFR + 1.035%) (A)(D)	5.364	12-15-38	3,962,801	3,955,371
Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%) (A)(D)	5.143	09-15-36	4,135,000	4,114,325
Series 2024-XL5, Class A (1 month CME Term SOFR + 1.392%) (A)(D)	5.720	03-15-41	4,023,450	4,025,964
BX Trust
Series 2022-CLS, Class A (A)	5.760	10-13-27	4,480,000	4,514,996
Series 2024-BIO, Class D (1 month CME Term SOFR + 3.639%) (A)(D)	7.968	02-15-41	4,345,000	4,256,592
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A (1 month CME Term SOFR + 1.367%) (A)(D)	5.696	12-15-37	3,080,900	3,078,974
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (A)(G)	5.820	10-12-40	3,525,000	3,615,668
COLT Mortgage Loan Trust
Series 2022-5, Class A1 (A)(G)	4.550	04-25-67	2,015,079	2,007,692
Credit Suisse Mortgage Capital Certificates
Series 2019-NQM1, Class A1 (A)	3.656	10-25-59	360,995	354,876
GCAT Trust
Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) (A)	5.269	08-25-67	2,665,407	2,651,820
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-37	2,693,921	41,337
Series 2007-4, Class ES IO	0.350	07-19-47	2,781,627	44,015
Series 2007-6, Class ES IO (A)	0.343	08-19-37	2,980,314	49,333
InTown Mortgage Trust
Series 2025-STAY, Class B (1 month CME Term SOFR + 1.750%) (A)(D)	6.079	03-15-42	4,395,000	4,367,531
Series 2025-STAY, Class C (1 month CME Term SOFR + 2.250%) (A)(D)	6.579	03-15-42	1,745,000	1,737,366
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (A)(D)	5.624	05-15-39	6,814,000	6,609,580
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) (A)(D)	6.123	05-15-39	9,970,000	9,072,700
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A (G)	5.295	11-25-34	568,804	562,010
NYC Commercial Mortgage Trust
Series 2025-3BP, Class A (1 month CME Term SOFR + 1.213%) (A)(D)	5.542	02-15-42	3,270,000	3,260,384
ROCK Trust
Series 2024-CNTR, Class D (A)	7.109	11-13-41	7,650,000	7,902,275
SCOTT Trust
Series 2023-SFS, Class AS (A)	6.204	03-10-40	2,925,000	2,951,104
Verus Securitization Trust
Series 2022-8, Class A3 (6.127% to 10-1-26, then 7.127% thereafter) (A)	6.127	09-25-67	2,371,133	2,365,862
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2022-INV1, Class A1 (5.041% to 8-1-26, then 6.041% thereafter) (A)	5.041	08-25-67	3,223,977	$3,201,313
Series 2024-1, Class A1 (5.712% to 1-1-28, then 6.712% thereafter) (A)	5.712	01-25-69	1,071,517	1,072,657
U.S. Government Agency 3.1%				84,287,518
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (30 day Average SOFR + 2.000%) (A)(D)	6.322	04-25-42	1,013,480	1,022,348
Series 2022-DNA4, Class M1A (30 day Average SOFR + 2.200%) (A)(D)	6.522	05-25-42	2,932,941	2,966,846
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%) (A)(D)	7.672	05-25-42	5,740,000	5,965,733
Series 2022-DNA6, Class M1A (30 day Average SOFR + 2.150%) (A)(D)	6.472	09-25-42	2,626,181	2,650,667
Series 2022-DNA7, Class M1A (30 day Average SOFR + 2.500%) (A)(D)	6.822	03-25-52	2,509,505	2,543,828
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%) (A)(D)	7.822	03-25-42	3,825,000	3,974,144
Series 2022-HQA3, Class M1B (30 day Average SOFR + 3.550%) (A)(D)	7.872	08-25-42	3,770,000	3,952,407
Series 2024-HQA1, Class M2 (30 day Average SOFR + 2.000%) (A)(D)	6.322	03-25-44	9,880,000	9,956,995
Series 2025-HQA1, Class M1 (30 day Average SOFR + 1.150%) (A)(D)	5.472	02-25-45	5,798,526	5,793,082
Series 2025-HQA1, Class M2 (30 day Average SOFR + 1.650%) (A)(D)	5.972	02-25-45	4,900,000	4,903,099
Federal National Mortgage Association
Series 2020-SBT1, Class 1B1 (30 day Average SOFR + 6.864%) (A)(D)	11.186	02-25-40	2,456,000	2,619,430
Series 2021-R02, Class 2B2 (30 day Average SOFR + 6.200%) (A)(D)	10.522	11-25-41	2,610,000	2,738,662
Series 2022-R01, Class 1M1 (30 day Average SOFR + 1.000%) (A)(D)	5.322	12-25-41	680,324	679,052
Series 2022-R03, Class 1M1 (30 day Average SOFR + 2.100%) (A)(D)	6.422	03-25-42	568,017	577,391
Series 2022-R04, Class 1M1 (30 day Average SOFR + 2.000%) (A)(D)	6.322	03-25-42	1,131,823	1,148,739
Series 2022-R05, Class 2M2 (30 day Average SOFR + 3.000%) (A)(D)	7.322	04-25-42	7,111,000	7,306,101
Series 2022-R06, Class 1M1 (30 day Average SOFR + 2.750%) (A)(D)	7.072	05-25-42	2,250,165	2,297,981
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%) (A)(D)	6.821	09-25-42	2,394,376	2,431,643
Series 2023-R01, Class 1M1 (30 day Average SOFR + 2.400%) (A)(D)	6.721	12-25-42	2,409,539	2,463,007
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%) (A)(D)	8.222	04-25-43	2,960,000	3,146,320
Series 2023-R06, Class 1M2 (30 day Average SOFR + 2.700%) (A)(D)	7.022	07-25-43	4,055,000	4,194,277
Series 2024-R02, Class 1M1 (30 day Average SOFR + 1.100%) (A)(D)	5.422	02-25-44	5,184,559	5,181,350

Series 2025-R02, Class 1M2 (30 day Average SOFR + 1.600%) (A)(D)	5.921	02-25-45	5,769,000	5,774,416
Asset-backed securities 1.6%				$43,772,849
(Cost $43,760,454)
Asset-backed securities 1.6%				43,772,849
Autonation Finance Trust
Series 2025-1A, Class C (A)	5.190	12-10-30	1,860,000	1,874,347
Series 2025-1A, Class D (A)	5.630	09-10-32	1,190,000	1,199,871
DataBank Issuer
Series 2023-1A, Class A2 (A)	5.116	02-25-53	3,420,000	3,378,215
DB Master Finance LLC
Series 2019-1A, Class A2II (A)	4.021	05-20-49	4,481,588	4,433,597
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	4,238,675	4,225,195
FirstKey Homes Trust
Series 2020-SFR2, Class A (A)	1.266	10-19-37	2,336,291	2,298,995
Home Partners of America Trust
Series 2019-1, Class B (A)	3.157	09-17-39	3,833,770	3,649,649
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (A)	5.636	02-15-55	6,805,943	6,865,794
OCCU Auto Receivables Trust
Series 2022-1A, Class A3 (A)	5.500	10-15-27	2,463,101	2,467,307
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	7,692,188	7,676,104
T-Mobile US Trust
Series 2022-1A, Class A (A)	4.910	05-22-28	2,060,470	2,061,458
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	3,625,000	3,642,317

12	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Preferred securities 2.4%		$63,864,880
(Cost $62,190,275)
Financials 0.9%		23,820,275
Banks 0.9%
Bank of Hawaii Corp., 8.000%	218,875	5,565,991
First Busey Corp., 8.250%	215,325	5,372,359
Huntington Bancshares, Inc., 4.500%	625	10,675
UMB Financial Corp., 7.750% (7.750% to 7-15-30, then 5 Year CMT + 3.743%) (H)	322,375	8,146,416
Wintrust Financial Corp., 7.875% (7.875% to 7-15-30, then 5 Year CMT + 3.878%)	184,925	4,724,834
Industrials 0.7%		17,553,375
Aerospace and defense 0.2%
The Boeing Company, 6.000%	82,250	5,537,070
Trading companies and distributors 0.5%
QXO, Inc., 5.500%	233,100	12,016,305
Information technology 0.2%		5,518,863
Technology hardware, storage and peripherals 0.2%
Hewlett Packard Enterprise Company, 7.625%	107,100	5,518,863
Utilities 0.6%		16,972,367
Electric utilities 0.6%
NextEra Energy, Inc., 7.234%	379,950	16,972,367

	Contracts/ Notional amount	Value
Purchased options 0.0%		$84,221
(Cost $303,272)
Calls 0.0%		84,221
Over the Counter Option on the USD vs. CNY (Expiration Date: 11-4-25; Strike Price: $7.40; Counterparty: JPMorgan Chase Bank, N.A.) (I)(J)	26,720,000	84,221

	Yield (%)	Shares	Value
Short-term investments 1.8%			$47,030,360
(Cost $47,031,516)
Short-term funds 1.8%			47,030,360
John Hancock Collateral Trust (K)	4.2439(L)	4,701,814	47,030,360

Total investments (Cost $2,806,771,558) 100.9%	$2,708,960,242
Other assets and liabilities, net (0.9%)	(23,580,727)
Total net assets 100.0%	$2,685,379,515

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	13

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $770,098,687 or 28.7% of the fund’s net assets as of 5-31-25.
(B)	All or a portion of this security is on loan as of 5-31-25. The value of securities on loan amounted to $25,244,115.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Security purchased or sold on a when-issued or delayed-delivery basis.
(I)	Non-income producing security.
(J)	For this type of option, notional amounts are equivalent to number of contracts.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $25,723,172.
(L)	The rate shown is the annualized seven-day yield as of 5-31-25.
The fund had the following country composition as a percentage of net assets on 5-31-25:
United States	63.3%
Canada	9.0%
United Kingdom	3.1%
Australia	3.1%
Indonesia	3.0%
New Zealand	2.5%
Philippines	2.3%
Brazil	1.8%
Norway	1.7%
India	1.4%
Other countries	8.8%
TOTAL	100.0%
14	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
German Euro BUND Futures	312	Long	Jun 2025	$46,320,279	$46,482,728	$162,449
10-Year Canada Government Bond Futures	191	Short	Sep 2025	(16,812,388)	(17,022,778)	(210,390)
10-Year U.S. Treasury Note Futures	529	Short	Sep 2025	(58,123,044)	(58,586,750)	(463,706)
Euro-BTP Italian Government Bond Futures	375	Short	Jun 2025	(50,887,649)	(51,584,918)	(697,269)
U.S. Treasury Long Bond Futures	36	Short	Sep 2025	(3,990,597)	(4,060,125)	(69,528)
						$(1,278,444)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	1,692,051	USD	1,079,766	CIBC	6/18/2025	$11,162	—
AUD	22,895,079	USD	14,795,922	CITI	6/18/2025	—	$(34,618)
AUD	2,196,000	USD	1,378,278	JPM	6/18/2025	37,564	—
AUD	1,703,999	USD	1,082,229	MSCS	6/18/2025	16,403	—
AUD	20,529,044	USD	13,205,698	RBC	6/18/2025	30,136	—
AUD	13,536,530	USD	8,178,149	UBS	6/18/2025	549,353	—
CAD	12,420,625	MXN	172,820,576	GSI	6/23/2025	172,851	—
CAD	12,420,625	MXN	172,721,211	SCB	6/23/2025	177,961	—
CAD	3,017,035	USD	2,169,022	BMO	6/18/2025	31,179	—
CAD	1,820,000	USD	1,281,294	JPM	6/18/2025	45,958	—
CAD	42,274,361	USD	30,731,843	RBC	6/18/2025	97,121	—
CAD	28,546,338	USD	20,696,250	SCB	6/18/2025	121,428	—
CAD	5,204,000	USD	3,730,294	TD	6/18/2025	64,770	—
EUR	9,379,860	NOK	109,478,912	CITI	6/18/2025	—	(64,892)
EUR	12,345,742	NOK	146,918,653	JPM	6/18/2025	—	(361,955)
EUR	9,820,477	NOK	117,131,772	SCB	6/18/2025	—	(313,846)
EUR	21,934,852	NOK	261,732,482	UBS	6/18/2025	—	(711,673)
EUR	24,220,500	NOK	280,102,199	HUS	6/23/2025	95,609	—
EUR	24,220,500	NOK	279,321,415	JPM	6/23/2025	172,099	—
EUR	24,220,500	NOK	279,652,315	SCB	6/23/2025	139,682	—
EUR	13,226,900	USD	15,070,247	BARC	6/18/2025	—	(37,635)
EUR	3,503,488	USD	3,883,884	BNS	6/18/2025	97,893	—
EUR	40,971,357	USD	46,110,715	CITI	6/18/2025	453,976	—
EUR	58,914,040	USD	65,721,761	GSI	6/18/2025	1,235,116	—
EUR	41,511,252	USD	47,085,166	HUS	6/18/2025	93,127	—
EUR	1,538,144	USD	1,735,880	JPM	6/18/2025	12,248	—
EUR	64,562,784	USD	72,738,424	MSCS	6/18/2025	638,352	—
EUR	13,226,900	USD	15,084,327	RBC	6/18/2025	—	(51,715)
EUR	53,501,556	USD	60,694,733	SCB	6/18/2025	110,758	—
EUR	608,325	USD	665,295	TD	6/18/2025	26,077	—
EUR	14,131,202	USD	16,127,856	UBS	6/18/2025	—	(67,488)
EUR	24,233,333	USD	27,097,471	BARC	6/23/2025	453,234	—
EUR	24,233,333	USD	27,484,889	CITI	6/23/2025	65,816	—
EUR	24,233,333	USD	27,459,226	SCB	6/23/2025	91,479	—
EUR	24,233,333	USD	27,491,020	UBS	6/23/2025	59,684	—
GBP	14,472,891	USD	18,835,067	BARC	6/18/2025	666,327	—
GBP	628,000	USD	823,849	BNP	6/18/2025	22,345	—
GBP	9,854,303	USD	13,258,992	CITI	6/18/2025	19,118	—
GBP	1,388,878	USD	1,839,610	JPM	6/18/2025	31,824	—
GBP	7,908,153	USD	10,532,041	MSCS	6/18/2025	123,744	—
GBP	15,254,870	USD	20,316,486	SCB	6/18/2025	238,581	—
GBP	7,176,065	USD	9,270,271	UBS	6/18/2025	399,067	—
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	15

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
JPY	728,217,626	USD	5,084,857	HUS	6/18/2025	—	$(15,566)
JPY	4,907,767,251	USD	34,054,150	JPM	6/18/2025	$109,954	—
JPY	1,247,250,910	USD	8,636,186	RBC	6/18/2025	46,216	—
JPY	6,915,599,256	USD	47,597,518	UBS	6/18/2025	543,569	—
JPY	12,196,127,730	USD	84,790,625	BARC	6/23/2025	157,823	—
JPY	1,736,050,374	USD	12,102,500	BNY	6/23/2025	—	(10,565)
JPY	10,428,985,182	USD	72,650,000	CITI	6/23/2025	—	(10,050)
JPY	1,754,262,173	USD	12,111,875	GSI	6/23/2025	106,909	—
JPY	1,730,601,344	USD	12,102,500	HUS	6/23/2025	—	(48,518)
JPY	1,739,474,753	USD	12,099,375	JPM	6/23/2025	16,412	—
JPY	3,510,961,414	USD	24,057,500	MSCS	6/23/2025	397,042	—
JPY	3,478,942,291	USD	24,205,000	RBC	6/23/2025	26,523	—
JPY	902,124,416	USD	6,293,300	SSB	6/23/2025	—	(9,825)
MXN	693,240,292	CAD	49,682,500	CITI	6/23/2025	—	(590,713)
MXN	341,543,268	CAD	24,290,000	SSB	6/23/2025	—	(154,329)
MXN	212,710,460	USD	10,100,212	BARC	6/18/2025	845,280	—
MXN	130,230,000	USD	6,675,723	CITI	6/18/2025	25,553	—
MXN	237,112,320	USD	11,568,816	GSI	6/18/2025	632,328	—
MXN	212,710,460	USD	10,288,542	HUS	6/18/2025	656,950	—
MXN	25,000,000	USD	1,211,244	JPM	6/18/2025	75,187	—
MXN	263,060,846	USD	13,451,071	SSB	6/18/2025	85,313	—
NOK	145,338,580	EUR	12,114,375	BARC	6/18/2025	470,113	—
NOK	168,534,988	EUR	14,283,600	HUS	6/18/2025	277,222	—
NOK	167,575,715	EUR	14,283,600	MSCS	6/18/2025	183,245	—
NOK	41,791,816	EUR	3,470,000	UBS	6/18/2025	150,483	—
NOK	281,078,215	EUR	24,220,500	BARC	6/23/2025	8	—
NOK	146,933,940	USD	14,118,095	BARC	6/18/2025	276,518	—
NOK	87,902,833	USD	8,470,857	CITI	6/18/2025	140,681	—
NOK	146,558,010	USD	14,118,095	GSI	6/18/2025	239,689	—
NOK	76,489,357	USD	7,316,660	JPM	6/18/2025	176,739	—
NZD	724,000	USD	403,912	HUS	6/18/2025	28,915	—
NZD	28,044,412	USD	16,786,722	MSCS	6/18/2025	—	(21,020)
NZD	1,060,000	USD	617,618	SCB	6/18/2025	16,078	—
NZD	13,015,170	USD	7,755,487	SSB	6/18/2025	25,331	—
NZD	9,969,135	USD	5,582,068	UBS	6/18/2025	377,749	—
SGD	20,492,274	USD	15,808,293	BARC	6/18/2025	95,066	—
SGD	928,437	USD	699,246	BNP	6/18/2025	21,283	—
SGD	42,003,662	USD	31,886,117	CITI	6/18/2025	711,502	—
SGD	92,681,827	USD	71,579,554	HUS	6/18/2025	347,669	—
SGD	20,780,929	USD	15,874,657	JPM	6/18/2025	252,718	—
SGD	37,709,166	USD	28,887,327	SCB	6/18/2025	377,478	—
SGD	1,471,000	USD	1,106,087	SSB	6/18/2025	35,506	—
SGD	114,576,591	USD	87,830,083	UBS	6/18/2025	1,088,926	—
USD	4,060,530	AUD	6,586,904	ANZ	6/18/2025	—	(186,291)
USD	4,084,967	AUD	6,579,460	HUS	6/18/2025	—	(157,054)
USD	49,509,110	AUD	78,645,072	MSCS	6/18/2025	—	(1,196,276)
USD	56,027,799	CAD	80,729,078	MSCS	6/18/2025	—	(2,844,619)
USD	1,154,452	CAD	1,658,000	TD	6/18/2025	—	(54,660)
USD	15,030,952	EUR	13,408,282	ANZ	6/18/2025	—	(207,804)
USD	141,382,177	EUR	128,115,952	BARC	6/18/2025	—	(4,223,931)
USD	18,045,799	EUR	16,089,938	CITI	6/18/2025	—	(240,708)
USD	133,077,029	EUR	120,609,442	JPM	6/18/2025	—	(3,997,793)
USD	45,059,100	EUR	39,680,698	MSCS	6/18/2025	—	(38,735)
USD	27,521,632	EUR	24,233,333	BARC	6/23/2025	—	(29,073)
USD	81,744,167	EUR	72,870,000	JPM	6/23/2025	—	(1,101,219)
16	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	34,603,192	GBP	26,735,693	JPM	6/18/2025	—	$(1,421,626)
USD	7,186,414	GBP	5,563,095	MSCS	6/18/2025	—	(309,539)
USD	32,383,805	GBP	24,384,372	UBS	6/18/2025	—	(472,742)
USD	6,637,296	JPY	966,681,266	BARC	6/18/2025	—	(91,996)
USD	8,444,040	JPY	1,199,222,560	CITI	6/18/2025	$95,974	—
USD	3,849,771	JPY	546,566,733	HUS	6/18/2025	44,994	—
USD	7,068,950	JPY	1,027,350,367	JPM	6/18/2025	—	(82,674)
USD	28,771,514	JPY	4,199,604,700	RBC	6/18/2025	—	(462,906)
USD	11,062,161	JPY	1,611,834,571	SSB	6/18/2025	—	(158,193)
USD	31,965,792	JPY	4,568,572,869	UBS	6/18/2025	162,899	—
USD	24,211,319	JPY	3,503,572,240	BARC	6/23/2025	—	(191,756)
USD	24,211,319	JPY	3,497,591,553	HUS	6/23/2025	—	(150,100)
USD	78,923,300	JPY	11,264,113,579	MSCS	6/23/2025	466,516	—
USD	12,120,000	JPY	1,767,955,672	RBC	6/23/2025	—	(194,162)
USD	24,205,000	JPY	3,456,924,213	SCB	6/23/2025	126,837	—
USD	48,376,457	JPY	6,952,776,618	SSB	6/23/2025	—	(51,009)
USD	10,303,643	MXN	212,710,460	BARC	6/18/2025	—	(641,850)
USD	41,785,596	MXN	860,511,796	CITI	6/18/2025	—	(2,493,962)
USD	10,808,184	MXN	212,710,460	GSI	6/18/2025	—	(137,308)
USD	10,600,013	MXN	212,710,460	SCB	6/18/2025	—	(345,479)
USD	8,121,673	NOK	82,681,964	GSI	6/18/2025	21,606	—
USD	590,649	NOK	6,007,712	MSCS	6/18/2025	2,094	—
USD	32,882,283	NOK	350,783,794	RBC	6/18/2025	—	(1,482,799)
USD	18,950,571	NOK	195,483,669	SCB	6/18/2025	—	(200,292)
USD	9,475,286	NOK	96,129,615	UBS	6/18/2025	57,798	—
USD	11,714,184	NZD	20,020,468	CITI	6/18/2025	—	(254,589)
USD	28,139,198	NZD	49,215,285	HUS	6/18/2025	—	(1,283,020)
USD	3,765,165	NZD	6,641,088	SSB	6/18/2025	—	(205,056)
USD	171,002,251	SGD	226,430,921	CITI	6/18/2025	—	(4,723,116)
USD	16,387,309	SGD	21,682,868	HUS	6/18/2025	—	(440,030)
USD	15,742,915	SGD	20,314,657	SCB	6/18/2025	—	(22,602)
USD	32,130,224	SGD	41,910,229	SSB	6/18/2025	—	(394,884)
USD	15,742,915	SGD	20,305,212	UBS	6/18/2025	—	(15,271)
						$16,598,738	$(33,009,532)
WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
U.S. Dollar vs. Chinese Yuan	JPM	USD	7.65	Nov 2025	26,720,000	$146,426	$(27,014)
						$146,426	$(27,014)
* For this type of option, notional amounts are equivalent to number of contracts.

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	17

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BMO	Bank of Montreal
BNP	BNP Paribas
BNS	The Bank of Nova Scotia
BNY	The Bank of New York Mellon
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
18	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2025, by major security category or type:
	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$286,129,439	—	$286,129,439	—
Foreign government obligations	552,678,603	—	552,678,603	—
Corporate bonds	1,240,336,316	—	1,240,336,316	—
Convertible bonds	43,908,360	—	43,908,360	—
Term loans	264,910,399	—	264,910,399	—
Collateralized mortgage obligations	166,244,815	—	166,244,815	—
Asset-backed securities	43,772,849	—	43,772,849	—
Preferred securities	63,864,880	$63,864,880	—	—
Purchased options	84,221	—	84,221	—
Short-term investments	47,030,360	47,030,360	—	—
Total investments in securities	$2,708,960,242	$110,895,240	$2,598,065,002	—
Derivatives:
Assets
Futures	$162,449	$162,449	—	—
Forward foreign currency contracts	16,598,738	—	$16,598,738	—
Liabilities
Futures	(1,440,893)	(1,440,893)	—	—
Forward foreign currency contracts	(33,009,532)	—	(33,009,532)	—
Written options	(27,014)	—	(27,014)	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	4,701,814	$75,850,038	$806,005,543	$(834,847,888)	$15,302	$7,365	$1,516,532	—	$47,030,360
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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